Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Balance, beginning of year	$ 7,351	$ 12,800
Amounts written off	(4,920)	(0)
Net remeasurement of impairment loss allowance	(563)	(5,449)
Balance, end of year	$ 1,868	$ 7,351